Subsequent Events	9 Months Ended
Sep. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
14. SUBSEQUENT EVENTS
Release Letter
On September 25
, 2023
, the Company signed and executed
a release letter with its lessor related to its headquarters in Bedford, MA. The lessor agreed to release the Company of all obligations under the lease effective October 1
, 2023
(the “Release Date”) in exchange for a $
0.1
 million cash payment. For accounting purposes, the release letter is not considered a modification of the lease until the Release Date as the Company is not released from its obligations under the lease until such date. As of September 30
, 2023
, the lease had a remaining
right-of-use
asset balance of $
19.5
 million and an operating lease liability balance of $
28.3
 million. On October 1
, 2023
, the Company will write off the
right-of-use
asset and operating lease liability and record the difference as a gain of $
8.8

million within other income on the condensed consolidated statements of operations. Because the Company’s sublease agreement with OXB (US) LLC remains in effect after termination of the head lease, the Company will recognize a new right-of-use asset and an operating lease liability of
$
1.6

million, which equals the present value of the future sublease payments owed to OXB (US) LLC for the remaining term of the sublease. The Company is actively searching for a subtenant to take over its sublease with OXB (US) LLC and is evaluating whether there is any impairment of the related right-of-use asset.

Agreement and Plan of Merger
On November 16, 2023, the Company, Kenobi Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of the Company (“Merger Sub”), and Q32 Bio Inc., a Delaware corporation (“Q32”), entered into an Agreement and
Plan
of Merger (the “Merger Agreement”), pursuant to which, among other matters, and subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, Merger Sub will merge with and into Q32, with Q32 continuing as a wholly owned subsidiary of the Company and the surviving corporation of the merger (the “Merger”).
The Merger Agreement contains customary representations, warranties and covenants made by the Company and Q32, including covenants relating to obtaining the requisite approvals of the stockholders of the Company and Q32, indemnification of directors and officers, and the Company’s and Q32’s conduct of their respective businesses between the date of signing the Merger Agreement and the closing of the Merger. The Merger Agreement also contains certain customary termination rights. The Merger Agreement further provides that, upon termination of the Merger Agreement under specified circumstances, Q32 may be required to pay the Company a termination fee of $5.9 million, or the Company may be required to pay Q32 a termination fee of $2.4 million.